As filed with the Securities and Exchange Commission

                                 on May 31, 2001

                        Securities Act File No. 333-50226

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                             SCUDDER PATHWAY SERIES
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

 Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
 Zurich Scudder Investments, Inc.            Dechert
 Two International Place                     Ten Post Office Square - South
 Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
              It is proposed that this filing will become effective
                immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value) of Scudder Pathway Series: Conservative Portfolio, Scudder Pathway Series:
        Balanced Portfolio and Scudder Pathway Series: Growth Portfolio,
                        each a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 (the "Amendment") to this Registration Statement on Form N-14 (the "Registration Statement) is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A, B and C of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of (1) for Parts A and B, the filing of Parts A and B of the Registration Statement pursuant to Rule 497 on January 19, 2001 and (2) for Part C, the N-14 filing on November 17, 2000, except for Part 12 of Item 16 of the Registration Statement, which is amended below.


                               PART C. OTHER INFORMATION

                 (12) Opinion and Consent of Willkie Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

                                       SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Pathway Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of May, 2001.

                                                     SCUDDER PATHWAY SERIES



                                                     By:  /s/  Linda C. Coughlin
                                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                 TITLE                  DATE

/s/  Linda C. Coughlin                President & Trustee       May 31, 2001
Linda C. Coughlin

/s/  Henry P. Becton, Jr.*                  Trustee             May 31, 2001
Henry P. Becton, Jr.

/s/  Dawn-Marie Driscoll*                   Trustee             May 31, 2001
Dawn-Marie Driscoll

/s/  Edgar R. Fiedler*                      Trustee             May 31, 2001
Edgar R. Fiedler

/s/  Keith R. Fox*                          Trustee             May 31, 2001
Keith R. Fox

/s/  Jean Gleason Stromberg*                Trustee             May 31, 2001
Jean Gleason Stromberg

/s/  Jean C. Tempel*                        Trustee             May 31, 2001
Jean C. Tempel

/s/  Steven Zaleznick*                      Trustee             May 31, 2001
Steven Zaleznick

/s/  John R. Hebble       Treasurer (Principal Financial and     May 31, 2001
John R. Hebble                    Accounting Officer)

*By:     /s/  Joseph R. Fleming                    May 31, 2001
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.